Digital assets and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Digital assets and risk management [Abstract]
Disclosure of Offsetting of Financial Liabilities
As at December 31, 2022, the contractual maturities of financial and other liabilities, including estimated interest payments are as follows:

	Contractual cash flows	Within 1 year	1 to 2 years	2 to 5 years	5+ years
Accounts payable and accrued liabilities excluding salaries payable	$13,283	$13,283	$–	$–	$–
Loans payable and interest	29,885	15,524	14,361	–	–
Lease commitments	28,524	6,525	6,094	11,459	4,446

Schedule of Foreign Currencies With Significant Exposure
The table below indicates the foreign currencies to which the Company has significant exposure for the years ended December 31 in Canadian dollar terms:

As at	December 31, 2022	December 31, 2021
Cash	$16,402	$107,601
Accounts receivable	10	446
Deposits (non-current)	219	94,996
Accounts payable	(924)	(1,371)
Loans payable	(26,121)	(40,051)